Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Amounts due within one year	$ 305,975	$ 565,503
Less: unamortized premium		144
Less: unamortized deferred loan/bond issuance costs	(10,998)	(12,486)
Borrowings, current portion	294,977	553,161
Amounts due after one year	3,047,916	3,152,426
Less: unamortized discount	(2,100)
Less: unamortized deferred loan/bond issuance costs	(41,049)	(47,367)
Borrowings, non-current portion	3,004,767	3,105,059
Total	$ 3,299,744	$ 3,658,220